Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Contingent liabilities	£ 19,012	£ 19,939
Documentary credits and other short-term trade related transactions	812	1,005
Standby facilities, credit lines and other commitments	314,761	302,681
Guarantees and letters of credit pledged as collateral security [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	14,275	15,303
Performance guarantees, acceptances and endorsements [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	£ 4,737	£ 4,636